        As filed with the Securities and Exchange Commission on February 9, 2004
                                              Securities Act File No. 333-107313
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No.[ ]

                         Post-Effective Amendment No. 2

                           ING INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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                                EXPLANATORY NOTE

The purpose of this filing is to file the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus and Statement of Additional Information filed on EDGAR on September 8, 2003 (SEC file No. 333-107313)

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article VIII, Section 8 of the Registrant's By-Laws filed as Exhibit 2, below.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, a suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.   EXHIBITS



(1)      (A)      Form of Articles of Restatement of Articles of Incorporation -
                  Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Form N-1A Registration Statement as filed on
                  October 30, 1997 and incorporated herein by reference.

         (B)      Form of Articles of Amendment to Articles of
                  Incorporation - Filed as an exhibit to
                  Post-Effective Amendment No. 40 to the
                  Registrant's Form N-1A Registration Statement on October 27, 1998 and incorporated herein by reference.

         (C) Form of Articles Supplementary designating Class C and Class Q - Filed as an exhibit to Post-Effective Amendment No. 42 to the
                  Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

         (D)      Form of Articles Supplementary designating Class Q
                  - Filed as an exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

         (E)      Form of Articles Supplementary designating Class I
                  - Filed as an exhibit to Post-Effective Amendment No. 51 to the Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.

         (F) Form of Articles of Amendment - Filed as an exhibit to Post-Effective Amendment

                                      C-1
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                  No. 53 to the Registrant's Form N-1A Registration Statement on
                  February 27, 2002 and incorporated herein by reference.

         (G) Form of Articles of Amendment - Filed as an exhibit to Post-Effective Amendment No. 55 to the Registrant's Form N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.

(2) Form of Amended and Restated Bylaws - Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Form N-1A Registration Statement as filed on October 30, 1997 and incorporated herein by reference.

(3)               Not Applicable

(4) Form of Agreement and Plan of Reorganization between ING Equity Trust on behalf of ING Large Company Value Fund and ING Investment Funds, Inc., on behalf of ING MagnaCap Fund - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on July 24, 2003 and incorporated herein by reference.

(5) Instruments defining the rights of shareholders -- set forth in the Articles of Incorporation

(6)      (A)      Amended and Restated Investment Management Agreement with
                  regard to ING MagnaCap Fund - Filed as an exhibit to Post-Effective Amendment No. 57 to the Registrant's Form N-1A
                  Registration Statement on September 30, 2003 and incorporated herein by reference.

         (B) Form of Investment Management Agreement with respect to MagnaCap Fund -- Filed as an exhibit to Post-Effective Amendment No. 47 to the Registrant's Form N-1A Registration Statement on November 1, 2000 and incorporated herein by reference.

(7)      (A)      Form of Underwriting Agreement - Filed as an exhibit to
                  Post-Effective Amendment No. 48 to the Registrant's Form N-1A
                  Registration Statement on March 1, 2001 and incorporated herein by reference.

         (B) Form of Selling Group Agreement - Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Form N-1A Registration Statement as filed on October 30, 1997 and incorporated herein by reference.

(8)               Not Applicable

(9)      (A)      Form of Custodian and Investment Accounting Agreement between
                  Registrant and State Street Bank and Trust Company -- Filed as an exhibit to Post-Effective Amendment No. 53 to the Registrant's Form N-1A Registration Statement on February 27,
                  2002 and incorporated herein by reference.

         (B) Form of Recordkeeping Agreement - Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Form N-1A Registration Statement as filed on October 30, 1997 and incorporated herein by reference.

(10)     (A)      Form of Service and Distribution Plan for Class A Shares -
                  Filed as an exhibit to

                                      C-2
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                  Post-Effective Amendment No. 38 to the Registrant's Form N-1A
                  Registration Statement as filed on October 30, 1997 and incorporated herein by reference.

         (B) Form of Service and Distribution Plan for Class B Shares - Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

         (C) Form of Service and Distribution Plan for Class C Shares - Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

         (D) Form of Service Plan for Class Q Shares - Filed as an exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.

         (E)      Form of Amended and Restated Service Plan for
                  Class B Shares - Filed as an exhibit to
                  Post-Effective Amendment No. 49 to Registrant's
                  Form N-1A Registration Statement on July 31, 2001 and incorporated herein by reference.

         (F) Form of Amended and Restated Multiple Class Plan Adopted Pursuant to Rule 18f-3 - Filed as an exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.

         (G) Form of Multiple Class Plan Adopted Pursuant to Rule 18f-3 -- Filed as an exhibit to Post-Effective Amendment No. 50 to Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.

         (H) Form of Amended and Restated Multiple Class Plan Adopted Pursuant to Rule 18f-3 - Filed as an exhibit to Post-Effective Amendment No. 51 to Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.

(11) Opinion and Consent of Counsel - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on September 8, 2003 and incorporated herein by reference.

(12)     (A)      Opinion of Counsel Supporting Tax Matters and Consequences

         (B)      Consent of Counsel

(13)     (A)      Form of Shareholder Servicing Agreement - Filed as an exhibit to Post-Effective Amendment No. 42 to the Registrant's Form
                  N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

         (B)      Form of Amended and Restated Expense Limitation
                  Agreement - Filed as an exhibit to Post-Effective Amendment No. 42 to the Registrant's Form N-1A
                  Registration Statement on May 24, 1999 and incorporated herein by reference.

         (C) Form of Amended and Restated Expense Limitation Agreement -- Filed as an exhibit to Post-Effective Amendment No. 53 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

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         (D)      Securities Lending Agreement and Guarantee - Filed
                  as an exhibit to Post-Effective Amendment No. 57 to the Registrant's Form N-1A Registration
                  Statement on September 30, 2003 and incorporated herein by reference.

(14) Consent of Independent Accountants - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on September 8, 2003 and incorporated herein by reference.

(15)              Not Applicable

(16)              Powers of Attorney filed herewith

ITEM 17. UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 3rd day of February, 2004.

                                    ING INVESTMENT FUNDS, INC.


                                    By:     /s/ Huey P. Falgout, Jr.
                                            ------------------------
                                            Huey P. Falgout, Jr.
                                            Secretary

           Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              SIGNATURE                   TITLE                                          DATE
              ---------                   -----                                          ----
______________________________________    Director and Chairman                    February 3, 2004
           John G. Turner*

______________________________________    President and Chief Executive Officer    February 3, 2004
          James M. Hennessy*
                                          Executive Vice President and             February 3, 2004
______________________________________    Principal Financial Officer
          Michael J. Roland*

______________________________________    Director                                 February 3, 2004
           Paul S. Doherty*

______________________________________    Director                                 February 3, 2004
          J. Michael Earley*

______________________________________    Director                                 February 3, 2004
        R. Barbara Gitenstein*

______________________________________    Director                                 February 3, 2004
         Walter H. May, Jr.*

______________________________________    Director                                 February 3, 2004
         Thomas J. McInerney*

______________________________________    Director                                 February 3, 2004
             Jock Patton*

______________________________________    Director                                 February 3, 2004
          David W.C. Putnam*

______________________________________    Director                                 February 3, 2004
           Blaine E. Rieke*

______________________________________    Director                                 February 3, 2004
          Roger B. Vincent*

______________________________________    Director                                 February 3, 2004
        Richard A. Wedemeyer*


*By:       /s/ Huey P. Falgout, Jr.
           ------------------------
           Huey P. Falgout, Jr.
           Attorney-in-Fact**

** Executed pursuant to powers of attorney filed herewith.

                                      C-6
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                                  EXHIBIT INDEX

(12)     (A)      Opinion of Counsel Supporting Tax Matters and
                  Consequences

(12)     (B)      Consent of Counsel

(16)              Powers of Attorney